Schedule of Assets (Held at End of Year) (Details) - Stock Purchase and Savings Program	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Assets (Held at End of Year)
Notes receivable from participants	$ 4,247,749
Minimum
Schedule of Assets (Held at End of Year)
Interest rate (as percent)	4.25%
Maximum
Schedule of Assets (Held at End of Year)
Interest rate (as percent)	9.50%